Summary of Assumptions Used in Black-Scholes Option-Pricing Model to Estimate Fair Value of Stock Options Granted (Detail)	12 Months Ended
Dec. 31, 2015 $ / shares
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Option term (years)	5 years 9 months
Volatility	49.239%
Weighted-average volatility	49.00%
Risk-free interest rate	1.506%
Dividend yield	0.00%
Weighted-average fair value of option granted	$ 1.80